Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 88,031,000,000	$ 76,817,000,000
Trading assets:
Total derivatives fair value	12,318,000,000	10,531,000,000
Effect of master netting agreements	(8,612,000,000)	(8,256,000,000)
Total derivative assets	3,706,000,000	2,275,000,000
Trading assets	13,981,000,000	10,058,000,000
Other assets	2,151,000,000	1,261,000,000
Trading liabilities:
Total derivatives fair value	11,909,000,000	10,946,000,000
Effect of master netting agreements	(9,033,000,000)	(7,090,000,000)
Derivative liabilities	2,876,000,000	3,856,000,000
Other liabilities	422,000,000	195,000,000
Interest rate contracts
Trading assets:
Effect of master netting agreements	(835,000,000)	(751,000,000)
Trading liabilities:
Effect of master netting agreements	(475,000,000)	(635,000,000)
Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(7,698,000,000)	(7,498,000,000)
Trading liabilities:
Effect of master netting agreements	(8,533,000,000)	(6,341,000,000)
Equity contracts
Trading assets:
Effect of master netting agreements	(79,000,000)	(7,000,000)
Trading liabilities:
Effect of master netting agreements	(25,000,000)	(114,000,000)
Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	24,747,000,000	18,382,000,000
Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,900,000,000	13,111,000,000
U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,403,000,000	16,604,000,000
Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,225,000,000	7,729,000,000
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,068,000,000	6,334,000,000
Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,819,000,000	6,137,000,000
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,289,000,000	2,901,000,000
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,478,000,000	1,740,000,000
Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	615,000,000	943,000,000
Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,000,000
Not designated as hedging
Trading assets:
Total derivatives fair value	11,537,000,000	10,295,000,000
Trading liabilities:
Total derivatives fair value	11,897,000,000	10,773,000,000
Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	835,000,000	1,060,000,000
Trading liabilities:
Total derivatives fair value	1,210,000,000	1,347,000,000
Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	10,559,000,000	9,227,000,000
Trading liabilities:
Total derivatives fair value	10,636,000,000	9,282,000,000
Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	143,000,000	8,000,000
Trading liabilities:
Total derivatives fair value	34,000,000	138,000,000
Designated as hedging
Trading assets:
Total derivatives fair value	781,000,000	236,000,000
Trading liabilities:
Total derivatives fair value	12,000,000	173,000,000
Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	326,000,000	214,000,000
Trading liabilities:
Total derivatives fair value	0	0
Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	455,000,000	22,000,000
Trading liabilities:
Total derivatives fair value	12,000,000	173,000,000
Assets measured at fair value on a recurring basis
Trading assets:
Effect of master netting agreements	(8,612,000,000)
Total assets	104,163,000,000
Assets measured at fair value on a recurring basis | Level 1
Trading assets:
Total assets	$ 29,772,000,000
Percentage of total assets prior to netting	26.00%
Trading liabilities:
Percentage of total liabilities prior to netting	17.00%
Assets measured at fair value on a recurring basis | Level 2
Trading assets:
Total assets	$ 82,851,000,000
Percentage of total assets prior to netting	74.00%
Trading liabilities:
Percentage of total liabilities prior to netting	83.00%
Assets measured at fair value on a recurring basis | Level 3
Trading assets:
Total assets	$ 0
Percentage of total assets prior to netting	0.00%
Trading liabilities:
Percentage of total liabilities prior to netting	0.00%
Assets measured at fair value on a recurring basis | Operating segments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 88,031,000,000	76,817,000,000
Trading assets:
Debt instruments	5,275,000,000	3,501,000,000
Equity instruments	5,781,000,000	4,518,000,000
Effect of master netting agreements	(8,612,000,000)	(8,256,000,000)
Trading assets	13,981,000,000	10,058,000,000
Other assets	1,218,000,000	872,000,000
Total other assets	1,999,000,000	1,108,000,000
Total assets		88,136,000,000
Trading liabilities:
Total trading liabilities	4,865,000,000	6,226,000,000
Effect of master netting agreements	(9,033,000,000)	(7,090,000,000)
Other liabilities	410,000,000	22,000,000
Total derivative liabilities designated as hedging	422,000,000
Total liabilities	5,287,000,000	6,421,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	24,747,000,000	18,382,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,900,000,000	13,111,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,403,000,000	16,604,000,000
Assets measured at fair value on a recurring basis | Operating segments | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,225,000,000	7,729,000,000
Assets measured at fair value on a recurring basis | Operating segments | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,068,000,000	6,334,000,000
Assets measured at fair value on a recurring basis | Operating segments | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,819,000,000	6,137,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,487,000,000	2,935,000,000
Assets measured at fair value on a recurring basis | Operating segments | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,289,000,000	2,901,000,000
Assets measured at fair value on a recurring basis | Operating segments | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,478,000,000	1,740,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	615,000,000	943,000,000
Assets measured at fair value on a recurring basis | Operating segments | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging
Trading assets:
Effect of master netting agreements	(8,612,000,000)	(8,256,000,000)
Total derivative assets	2,925,000,000	2,039,000,000
Trading liabilities:
Effect of master netting agreements	(9,033,000,000)	(7,090,000,000)
Derivative liabilities	2,864,000,000	3,683,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Effect of master netting agreements	(835,000,000)	(751,000,000)
Trading liabilities:
Effect of master netting agreements	(475,000,000)	(635,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Effect of master netting agreements	(7,698,000,000)	(7,498,000,000)
Trading liabilities:
Effect of master netting agreements	(8,533,000,000)	(6,341,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Effect of master netting agreements	(79,000,000)	(7,000,000)
Trading liabilities:
Effect of master netting agreements	(25,000,000)	(114,000,000)
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	0	309,000,000
Trading liabilities:
Derivative liabilities	735,000,000	712,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	2,861,000,000	1,729,000,000
Trading liabilities:
Derivative liabilities	2,103,000,000	2,941,000,000
Assets measured at fair value on a recurring basis | Operating segments | Not designated as hedging | Equity contracts
Trading assets:
Total derivative assets	64,000,000	1,000,000
Trading liabilities:
Derivative liabilities	26,000,000	30,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging
Trading assets:
Total derivative assets	781,000,000	236,000,000
Trading liabilities:
Derivative liabilities	12,000,000	173,000,000
Total derivative liabilities designated as hedging		195,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Interest rate contracts
Trading assets:
Total derivative assets	326,000,000	214,000,000
Assets measured at fair value on a recurring basis | Operating segments | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivative assets	455,000,000	22,000,000
Trading liabilities:
Derivative liabilities	12,000,000	173,000,000
Assets measured at fair value on a recurring basis | Operating segments | Debt instruments
Trading liabilities:
Total trading liabilities	1,949,000,000	2,520,000,000
Assets measured at fair value on a recurring basis | Operating segments | Equity instruments
Trading liabilities:
Total trading liabilities	52,000,000	23,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	21,183,000,000	19,043,000,000
Trading assets:
Debt instruments	2,268,000,000	1,246,000,000
Equity instruments	5,781,000,000	4,518,000,000
Trading assets	8,057,000,000	5,771,000,000
Other assets	532,000,000	486,000,000
Total other assets	532,000,000	486,000,000
Total assets		$ 25,300,000,000
Percentage of total assets prior to netting		26.00%
Trading liabilities:
Total trading liabilities	1,992,000,000	$ 2,548,000,000
Other liabilities	400,000,000	0
Total derivative liabilities designated as hedging	400,000,000
Total liabilities	2,392,000,000	$ 2,548,000,000
Percentage of total liabilities prior to netting		19.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,780,000,000	$ 2,439,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	16,403,000,000	16,604,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging
Trading assets:
Total derivatives fair value	8,000,000	7,000,000
Trading liabilities:
Total derivatives fair value	9,000,000	17,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	2,000,000	7,000,000
Trading liabilities:
Total derivatives fair value	9,000,000	8,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	6,000,000	0
Trading liabilities:
Total derivatives fair value	0	9,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Debt instruments
Trading liabilities:
Total trading liabilities	1,931,000,000	2,508,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 1 | Equity instruments
Trading liabilities:
Total trading liabilities	52,000,000	23,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	66,848,000,000	57,774,000,000
Trading assets:
Debt instruments	3,007,000,000	2,255,000,000
Equity instruments	0	0
Trading assets	14,536,000,000	12,543,000,000
Other assets	686,000,000	386,000,000
Total other assets	1,467,000,000	622,000,000
Total assets		$ 70,939,000,000
Percentage of total assets prior to netting		74.00%
Trading liabilities:
Total trading liabilities	11,906,000,000	$ 10,768,000,000
Other liabilities	10,000,000	22,000,000
Total derivative liabilities designated as hedging	22,000,000
Total liabilities	11,928,000,000	$ 10,963,000,000
Percentage of total liabilities prior to netting		81.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,967,000,000	$ 15,943,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	19,900,000,000	13,111,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,225,000,000	7,729,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	7,068,000,000	6,334,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	5,819,000,000	6,137,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,487,000,000	2,935,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,289,000,000	2,901,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,478,000,000	1,740,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	615,000,000	943,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		1,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging
Trading assets:
Total derivatives fair value	11,529,000,000	10,288,000,000
Trading liabilities:
Total derivatives fair value	11,888,000,000	10,756,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	833,000,000	1,053,000,000
Trading liabilities:
Total derivatives fair value	1,201,000,000	1,339,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	10,559,000,000	9,227,000,000
Trading liabilities:
Total derivatives fair value	10,636,000,000	9,282,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	137,000,000	8,000,000
Trading liabilities:
Total derivatives fair value	51,000,000	135,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging
Trading assets:
Total derivatives fair value	781,000,000	236,000,000
Trading liabilities:
Total derivatives fair value	12,000,000	173,000,000
Total derivative liabilities designated as hedging		195,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	326,000,000	214,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	455,000,000	22,000,000
Trading liabilities:
Total derivatives fair value	12,000,000	173,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Debt instruments
Trading liabilities:
Total trading liabilities	18,000,000	12,000,000
Assets measured at fair value on a recurring basis | Operating segments | Level 2 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Trading assets:
Debt instruments	0	0
Equity instruments	0	0
Total derivative assets	0
Trading assets	0	0
Other assets	0	0
Total other assets	0	0
Total assets		$ 0
Percentage of total assets prior to netting		0.00%
Trading liabilities:
Total trading liabilities	0	$ 0
Other liabilities	0	0
Total derivative liabilities designated as hedging	0
Total liabilities	0	$ 0
Percentage of total liabilities prior to netting		0.00%
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	$ 0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency residential mortgage-backed securities (“RMBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Agency commercial mortgage-backed securities (“MBS”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Collateralized loan obligations (“CLOs”)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other ABS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Not designated as hedging | Equity contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Total derivative liabilities designated as hedging		0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Interest rate contracts
Trading assets:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Designated as hedging | Foreign exchange contracts
Trading assets:
Total derivatives fair value	0	0
Trading liabilities:
Total derivatives fair value	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Debt instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | Level 3 | Equity instruments
Trading liabilities:
Total trading liabilities	0	0
Assets measured at fair value on a recurring basis | Operating segments | NAV
Trading assets:
Assets measured at NAV	$ 152,000,000	$ 153,000,000